Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues	$ 3,431,712	[1]	$ 2,977,759	[1]	$ 2,844,595
Cost of sales	2,617,317		2,249,465		2,171,354
Gross profit	814,395		728,294		673,241
Selling, general and administrative expenses	589,487		529,244		507,669
Operating income	224,908		199,050		165,572
Interest expense, net	4,665		4,458		3,490
Income before income taxes	220,243		194,592		162,082
Income taxes	62,642		56,850		50,360
Net income	157,601		137,742		111,722
Less: net income attributable to noncontrolling interest	54,267		47,292		30,962
Net income attributable to Watsco, Inc.	$ 103,334		$ 90,450		$ 80,760
Earnings per share for Common and Class B common stock:
Basic	$ 2.70	[2],[3]	$ 2.75	[2]	$ 2.49
Diluted	$ 2.70	[2],[3]	$ 2.74	[2]	$ 2.49

[1]	Sales of residential central air conditioners, heating equipment and parts and supplies are seasonal. Demand related to the residential central air conditioning replacement market is typically highest in the second and third quarters and demand for heating equipment is usually highest in the fourth quarter. Demand related to the new construction sectors throughout most of the markets is fairly consistent during the year, except for dependence on housing completions and related weather and economic conditions.
[2]	Quarterly and year-to-date earnings per share are calculated on an individual basis; therefore, the sum of earnings per share amounts for the quarters may not equal earnings per share amounts for the year.
[3]	On October 31, 2012, we paid a special dividend of $5.00 per share of Common and Class B common stock that resulted in a $0.37 per share and $0.33 per share reduction in diluted earnings per share for the quarter and year ended December 31, 2012, respectively.